Borrowings from Financial Institutions	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [text block] [Abstract]
BORROWINGS FROM FINANCIAL INSTITUTIONS
12.	BORROWINGS FROM FINANCIAL INSTITUTIONS

	As of December 31,
	2020	2019
Current portion of long-term borrowings	$494,994	$1,969,666
Long-term borrowings	993,869	199,447
Borrowings from financial institutions	$1,488,863	$2,169,113

The Company maintains borrowings with one financial institution. The borrowings are used for working capital purposes to support its business operations in Thailand. For the year ended December 31, 2020, the Company borrowed five bank loans carrying interest at the rates of MLR minus 1%, MLR minus 1%, MLR minus 1%, 2%, 2%. For the year ended December 31, 2019, the Company maintained borrowings from two separate financial institutions. The borrowings carried interests at the rates of MLR (6.25%) minus 1% and BIBOR (6M) plus 3%, respectively. Borrowings are due to mature and repayable on Aug 31, 2021, November 31, 2021, June 30, 2023, May 31, 2022 and April 7, 2025. For the years ended December 31, 2020 and 2019, interest expense was $82,779 and $81,191, respectively.

As of December 31, 2020, the Company has unused bank overdraft availability of approximately $330,000 and unused trust receipts availability of approximately $1,700,000.